BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS
Cash	$ 1,813	$ 1,830	$ 1,077
Accounts receivable, net	10,969	5,535	8,381
Inventory	13,030	15,772	22,703
TOTAL CURRENT ASSETS	25,812	23,137	32,161
Vehicles	21,811	21,811	21,811
Machinery & equipment	1,020	1,020	1,020
Office equipment	1,839	1,839	1,839
Property & Equipment, gross	24,670	24,670	24,670
Less accumulated depreciation	(24,606)	(24,548)	(24,432)
NET PROPERTY AND EQUIPMENT	64	122	238
TOTAL ASSETS	25,876	23,259	32,399
LIABILITIES AND SHAREHOLDERS' DEFICIT
Accounts payable	65,699	56,688	44,185
Accrued expenses	29,056	23,769	18,854
Accrued interest, related party	1,494	1,134	408
Accrued interest, other	52,305	45,440	34,868
Subscriptions payable		33,050	33,050
Derivative liability	80,526	46,133
Convertible promissory notes	80,000	40,000
Loans payable	110,000	110,000	110,000
Loan payable, related party	8,000	8,000	3,000
TOTAL CURRENT LIABILITIES	427,080	364,214	244,365
SHAREHOLDERS' DEFICIT
Preferred Stock, $0.0001 par value 100,000,000 authorized preferred shares; none issued or outstanding
Common Stock, $0.0001 par value; 900,000,000 shares authorized 526,525,000 and 510,000,000 shares issued and outstanding, respectively	52,653	51,000	51,000
Additional paid in capital	82,594	39,487	10,528
Accumulated deficit	(536,451)	(431,442)	(273,494)
TOTAL SHAREHOLDERS' DEFICIT	(401,204)	(340,955)	(211,966)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 25,876	$ 23,259	$ 32,399